Others, Net (Details) - Schedule of Others, Net - CNY (¥) ¥ in Thousands	12 Months Ended
	Jun. 30, 2024	Jun. 30, 2023	Jun. 30, 2022
Others, Net [Abstract]
Government grants	¥ 3,506	¥ 415	¥ 69
Fair value changes of short-term investments	18,452	9,235	4,894
Others	7,007	11,663	14,950
Total	¥ 28,965	¥ 21,313	¥ 19,913